Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2018	Jul. 31, 2017	Jul. 31, 2016
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	78,542,286	52,042,286	52,042,286
Common stock, shares outstanding	78,542,286	52,042,286	52,042,286